Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 3,117,329	$ 1,261,199	$ 1,796,444
Investments of cash surpluses	7,335,677	12,204,662	8,258,622
Cash equivalents designated for expenditure, held in trust in short term	192	166	145
Total	$ 10,453,198	$ 13,466,027	$ 10,055,211	$ 12,371,464